Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 01, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lease description	On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping to lease the Company's office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City to Shenzhen Taoping for a period of 12 months. The term of the lease agreement was subsequently extended to June 30, 2022.
Lease expiration date	Jun. 30, 2022
Accounts payable-related parties		$ 64,361		$ 65,276
Loan receivable from related party		347,893		397,041
Shenzhen Taoping New Media Co., Ltd [Member]
Revenues from related parties		200,000	$ 3,800,000
Rental income, related party		30,000	$ 31,000
Loan receivable from related party		300,000		400,000
Due to related party		130,000		130,000
iASPEC and Bocom [Member]
Accounts payable-related parties		64,361		65,276
Consultation service expenses